Income Taxes (Details)		12 Months Ended
	Mar. 21, 2018 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Income Taxes [Line Items]
Estimated assessable profits		$ (1,285,632)	$ 248,391	$ 251,694
Estimated assessable profits, percentage		16.50%	16.50%	16.50%
Taxes payable					$ 1,500	$ 3,000
Minimum [Member]
Income Taxes [Line Items]
Estimated assessable profits	$ 2,000,000
Estimated assessable profits, percentage	8.25%
Maximum [Member]
Income Taxes [Line Items]
Estimated assessable profits	$ 2,000,000
Estimated assessable profits, percentage	16.50%
Hong Kong [Member]
Income Taxes [Line Items]
Estimated assessable profits, percentage	16.50%